Segment reporting	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment reporting
4.	Segment reporting
The Group operates within the transportation and logistics industry in the United States, Canada and Mexico in different reportable segments, as described below. The reportable segments are managed independently as they require different technology and capital resources. For each of the operating segments, the Group’s CEO reviews internal management reports. The following summary describes the operations in each of the Group’s reportable segments:

Package and Courier:	Pickup, transport and delivery of items across North America.
Less-Than-Truckload (b) :	Pickup, consolidation, transport and delivery of smaller loads.
Truckload (a) :
Full loads carried directly from the customer to the destination using a closed van or specialized equipment to meet customers’ specific needs. Includes expedited transportation, flatbed, tank, container and dedicated services.

Logistics:	Asset-light logistics services, including brokerage, freight forwarding and transportation management, as well as small package parcel delivery.
(a)    The Truckload reporting segment represents the aggregation of the Canadian Conventional Truckload, U.S. Conventional Truckload, and Specialized Truckload operating segments. The aggregation of the segment was analyzed using management’s judgment in accordance with IFRS 8. The operating segments were determined to be similar, amongst others, with respect to the nature of services offered and the methods used to distribute their services, additionally, they have similar economic characteristics with respect to long-term expected gross margin, levels of capital invested and market place trends.
(b)     Beginning in the second quarter of fiscal 2021, due to the acquisition of UPS Ground Freight Inc., the Less-Than-Truckload reporting segment now represents the aggregation of the Canadian Less-Than-Truckload and U.S. Less-Than-Truckload operating segments. The aggregation of the segment was analyzed using management’s judgment in accordance with IFRS 8. The operating segments were determined to be similar, amongst others, with respect to the nature of services offered and the methods used to distribute their services, additionally, they have similar economic characteristics with respect to long-term expected gross margin, levels of capital invested and market place trends.
Information regarding the results of each reportable segment is included below. Performance is measured based on segment operating income or loss. This measure is included in the internal management reports that are reviewed by the Group’s CEO and refers to “Operating income” in the consolidated statements of income. Segment’s operating income or loss is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

	Package	Less-
	and	Than-
	Courier	Truckload	Truckload	Logistics	Corporate	Eliminations	Total

2021

External revenue	558,800	2,413,995	1,878,025	1,617,965	-	-	6,468,785
External fuel surcharge	81,104	371,426	258,081	41,033	-	-	751,644
Inter-segment revenue and fuel surcharge	1,545	29,969	26,646	3,074	-	(61,234)	-

Total revenue	641,449	2,815,390	2,162,752	1,662,072	-	(61,234)	7,220,429

Operating income (loss)	108,440	482,754	230,189	142,794	(74,992)	-	889,185

Selected items:
Depreciation and amortization	26,404	116,060	211,561	38,208	799	-	393,032
Loss on sale of land and buildings	-	(16)	-	(3)	-	-	(19)
Gain on sale of assets held for sale	-	1,640	10,569	-	-	-	12,209
Loss on disposal of intangible assets	(1)	-	-	-	-	-	(1)
Bargain purchase gain	-	181,549	-	12,000	-	-	193,549
Intangible assets	193,765	188,604	955,608	454,612	332	-	1,792,921
Total assets	379,881	2,220,598	2,317,615	746,638	88,391	-	5,753,123
Total liabilities	128,599	916,652	559,438	248,122	1,680,135	(134)	3,532,812
Additions to property and equipment	19,347	65,543	181,313	809	161	-	267,173

2020*
External revenue	478,707	516,720	1,569,835	919,041	-	-	3,484,303
External fuel surcharge	47,393	66,144	161,680	21,614	-	-	296,831
Inter-segment revenue and fuel surcharge	3,055	6,371	16,844	4,475	-	(30,745)	-

Total revenue	529,155	589,235	1,748,359	945,130	-	(30,745)	3,781,134

Operating income (loss)	78,753	87,950	206,346	84,459	(40,941)	-	416,567

Selected items:
Depreciation and amortization	25,357	50,354	188,979	33,429	1,110	-	299,229
Loss on sale of land and buildings	-	(1)	-	(5)	-	-	(6)
Gain (loss) on sale of assets held for sale	91	(56)	11,864	-	-	-	11,899
Gain on sale of business	-	-	306	-	-	-	306
Bargain purchase gain	-	-	-	4,008	-	-	4,008
Intangible assets	193,288	189,579	907,170	457,098	528	-	1,747,663
Total assets	387,919	593,653	2,100,900	729,690	35,092	-	3,847,254
Total liabilities	123,970	219,234	478,630	226,218	1,010,723	(133)	2,058,642
Additions to property and equipment	17,304	22,829	101,477	760	444	-	142,814
* Recasted for change in accounting policy (see note 10)
Geographical information
Revenue is attributed to geographical locations based on the origin of service’s location.

	Package	Less-
	and	Than-
	Courier	Truckload	Truckload	Logistics	Eliminations	Total

2021
Canada	641,449	576,311	912,166	269,568	(31,193)	2,368,301
United States	-	2,239,079	1,250,586	1,370,843	(30,041)	4,830,467
Mexico	-	-	-	21,661	-	21,661
Total	641,449	2,815,390	2,162,752	1,662,072	(61,234)	7,220,429

2020

Canada	529,155	517,199	725,347	239,413	(26,019)	1,985,095
United States	-	72,036	1,023,012	686,811	(4,726)	1,777,133
Mexico	-	-	-	18,906	-	18,906

Total	529,155	589,235	1,748,359	945,130	(30,745)	3,781,134
Segment assets are based on the geographical location of the assets.

	As at	As at
	December 31, 2021	December 31, 2020	*

Property and equipment, right-of-use assets and intangible assets
Canada	1,933,050	1,800,307
United States	2,575,363	1,342,720
Mexico	14,915	16,349

	4,523,328	3,159,376
* Recasted for change in accounting policy (see note 10)